Acquisitions (Details)								9 Months Ended
	Nov. 19, 2015 USD ($) site shares	Sep. 21, 2015 USD ($) site	Aug. 18, 2015 USD ($) site shares	Jul. 21, 2015 USD ($) site	Apr. 08, 2015 USD ($) site	Apr. 04, 2015 site	Mar. 04, 2015 USD ($) site	Sep. 30, 2015 USD ($)
Acquisitions
Issuance of units in connection with acquisition | $								$ 31,461,930
Common Unitholders, Public
Acquisitions
Issuance of units in connection with acquisition | $								31,461,930
Landmark, General Partner and affiliates | Acquisition from related party
Acquisitions
Cash consideration | $	$ 19,800,000							$ 169,700,000
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Acquisition from related party
Acquisitions
Cash consideration | $							$ 25,200,000
Portion of purchase price funded by borrowing on credit facility | $							$ 24,000,000
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)							81
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)							41
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)							39
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)							1
73-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)					73
Cash consideration | $					$ 22,100,000
73-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)					45
73-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)					28
100-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)				100
100-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)				81
100-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)				16
100-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)				3		21,500,000
Cash consideration | $				$ 35,700,000
Portion of purchase price funded by borrowing on credit facility | $				$ 35,500,000
193-site acquisition | Landmark Dividend Growth Fund-E LLC
Acquisitions
Number of tenant sites acquired (in sites)			193
193-site acquisition | LD Acquisition Company 11 LLC | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)			193
Number of common units exchanged in acquisition | shares			1,998,852
Issuance of units in connection with acquisition | $			$ 31,500,000
Cash consideration | $			34,900,000
Repayment of indebtedness | $			$ 29,200,000
193-site acquisition | LD Acquisition Company 11 LLC | Acquisition from related party | Common Unitholders, Public
Acquisitions
Number of common units exchanged in acquisition | shares			171,737
193-site acquisition | LD Acquisition Company 11 LLC | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)			135
193-site acquisition | LD Acquisition Company 11 LLC | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)			57
193-site acquisition | LD Acquisition Company 11 LLC | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)			1
65-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)		65
Cash consideration | $		$ 20,300,000
Portion of purchase price funded by borrowing on credit facility | $		$ 20,000,000
65-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)		50
65-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)		13
65-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of tenant sites acquired (in sites)		2
72-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Common Unitholders, Public
Acquisitions
Number of common units exchanged in acquisition | shares	123,405
Issuance of units in connection with acquisition | $	$ 1,900,000
72-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)	72
Issuance of units in connection with acquisition | $	$ 13,000,000
Cash consideration | $	17,300,000
Repayment of indebtedness | $	$ 15,100,000
72-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)	67
72-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)	5
72-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Renewable Power Generation
Acquisitions
Number of common units exchanged in acquisition | shares	847,260
136-site acquisition | Landmark, General Partner and affiliates | Acquisition from related party | Common Unitholders, Public
Acquisitions
Number of common units exchanged in acquisition | shares	217,133
Issuance of units in connection with acquisition | $	$ 3,300,000
136-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party
Acquisitions
Number of tenant sites acquired (in sites)	136
Number of common units exchanged in acquisition | shares	1,266,317
Issuance of units in connection with acquisition | $	$ 19,500,000
Cash consideration | $	25,000,000
Repayment of indebtedness | $	$ 24,500,000
136-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Wireless Communication
Acquisitions
Number of tenant sites acquired (in sites)	99
136-site acquisition | Landmark Infrastructure Holding Company LLC ("HoldCo") | Acquisition from related party | Outdoor Advertising
Acquisitions
Number of tenant sites acquired (in sites)	37